Share capital and share premium (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Share Capital and Share Premium

	June 30, 2018	December 31, 2017
	(in thousands)
	£	£
Share capital	1,272	1,272
Share premium	79,236	79,236

	80,508	80,508

	June 30, 2018	December 31, 2017
	Number (in thousands)
Issued share capital comprises:
Ordinary shares of £0.04 each	31,811	31,811

Summary of Movement in the Share Capital

	Number of shares	Share capital	Share premium
	(in thousands)
Fully paid shares:		£	£
Balance at December 31, 2017	31,811	1,272	79,236
Balance at June 30, 2018	31,811	1,272	79,236